Intangible assets - Finite-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amount	$ 34,993	$ 36,904
Accumulated amortization	27,176	27,618
Net book value	7,817	9,286
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Amount	19,799	20,748
Accumulated amortization	12,189	11,823
Net book value	7,610	8,925
Technology
Finite-Lived Intangible Assets [Line Items]
Amount	3,952	4,202
Accumulated amortization	3,745	3,894
Net book value	207	308
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Amount	11,242	11,954
Accumulated amortization	11,242	11,901
Net book value	$ 0	$ 53